L3HARRIS' MILITARY TRAINING BUSINESS - Private placements of subscription receipts (Details) $ in Millions	Jul. 02, 2021 CAD ($)
Disclosure of detailed information about business combination [abstract]
Gross proceeds	$ 700.0